Business Combinations (Details 4) (Bank of Alpena [Member], USD $) In Thousands, unless otherwise specified	Aug. 08, 2014
Loans acquired - contractual required payments	$ 34,517
Non accretable difference	(1,232)
Expected cash flows	33,285
Accretable yield	(234)
Acquired loans	33,051
Impaired Loans [Member]
Loans acquired - contractual required payments	5,930
Non accretable difference	(1,232)
Expected cash flows	4,698
Acquired loans	4,698
Non-Impaired Loans [Member]
Loans acquired - contractual required payments	28,587
Non accretable difference
Expected cash flows	28,587
Accretable yield	(234)
Acquired loans	$ 28,353